Employees' Stock Option Plans (ESOP) - Additional Information (Details) $ in Thousands, ₨ in Millions					2 Months Ended	12 Months Ended
	May 02, 2025 INR (₨) shares Installment	May 02, 2025 USD ($) shares Installment	Jun. 22, 2019 shares	Mar. 31, 2016 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 INR (₨) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized					4,800,000,000		4,800,000,000	4,800,000,000
Number of shares outstanding					4,046,940,812		4,046,940,812	4,143,607,528
Treasury shares					8,650,911		8,650,911	9,655,927	10,916,829	12,172,119
Carrying value of liability towards cash settled share based payments | $					$ 2,000		$ 2,000	$ 2,000
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted	66,366	66,366
Fair value of instruments eligibility for one time equity grants						₨ 100.0	$ 1,170
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						3 years	3 years
Total granted						58,150	58,150
2019 Stock Ownership Program | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized			50,000,000
Shares issued by secondary acquisition of shares			45,000,000
Vesting period						3 years	3 years
2019 Stock Ownership Program | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						1 year	1 year
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period				4 years
Treasury shares					8,650,911		8,650,911	9,655,927
Number of shares earmarked for welfare activities of the employees					200,000		200,000	200,000
2015 Stock Incentive Compensation Plan | Annual Performance Equity Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU	₨ 347.5	$ 4,070
Total granted	230,621	230,621
2015 Stock Incentive Compensation Plan | Annual Performance Equity ESG Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU	₨ 20.0	$ 230
Total granted	13,273	13,273
2015 Stock Incentive Compensation Plan | Annual Performance Equity TSR Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU	₨ 50.0	$ 590
Total granted	33,183	33,183
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted					18,132
Fair value of instruments eligibility annual equity grants	₨ 30.0	$ 330
Number of annual installments | Installment	3	3
Description of vesting requirements for share-based payment arrangement	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						4 years	4 years
Total granted						82,400	82,400
Description of vesting requirements for share-based payment arrangement						Time based RSUs will vest over four years.	Time based RSUs will vest over four years.
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement				will generally vest over a period of 4 years
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized				24,038,883
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding				11,223,576
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
cash settled options outstanding (net of forfeitures)					387,949		387,949	288,384
2015 Plan Employee Stock Options (ESOPs) | Time Based Grant ESOPs | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						4 years	4 years
Total granted						231,270	231,270
Description of vesting requirements for share-based payment arrangement						ESOPs will vest over a period of 4 years	ESOPs will vest over a period of 4 years